SOI Unrealized losses fixed maturities AFS (Details 6) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) position	Dec. 31, 2014 USD ($) position
Fixed maturities
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	$ 6,725,965	$ 1,561,784
Less than twelve months, Unrealized loss and OTTI	230,467	18,696
Twelve months or longer, Estimated fair value	821,922	1,161,371
Twelve months or longer, Unrealized loss and OTTI	128,887	82,747
Total Estimated fair value	7,547,887	2,723,155
Total Unrealized losses and OTTI	$ 359,354	$ 101,443
Additional disclosure
Total number of securities in an unrealized loss position, Less than twelve months | position	558	134
Total number of securities in an unrealized loss position, twelve months or longer | position	106	153
Total number of securities in an unrealized loss position | position	664	287
Increase in total unrealized losses and other-than-temporary impairment losses (as a percent)	(254.00%)
Increase (decrease) in less than twelve months unrealized losses and other-than-temporary impairment losses	$ (257,911)
Increase (decrease) in greater than twelve months unrealized losses and other-than-temporary impairment losses	(46,140)
U.S. government direct obligations and U.S. agencies
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	1,357,822	$ 566,335
Less than twelve months, Unrealized loss and OTTI	4,101	503
Twelve months or longer, Estimated fair value	23,604	74,322
Twelve months or longer, Unrealized loss and OTTI	507	991
Total Estimated fair value	1,381,426	640,657
Total Unrealized losses and OTTI	4,608	1,494
Obligations of U.S. states and their subdivisions
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	267,581	18,280
Less than twelve months, Unrealized loss and OTTI	7,903	218
Twelve months or longer, Estimated fair value	0	41,064
Twelve months or longer, Unrealized loss and OTTI	0	681
Total Estimated fair value	267,581	59,344
Total Unrealized losses and OTTI	7,903	899
Foreign government securities
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	2,286	2,451
Less than twelve months, Unrealized loss and OTTI	5	4
Twelve months or longer, Estimated fair value	0	0
Twelve months or longer, Unrealized loss and OTTI	0	0
Total Estimated fair value	2,286	2,451
Total Unrealized losses and OTTI	5	4
Corporate debt securities
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	4,412,965	836,263
Less than twelve months, Unrealized loss and OTTI	202,874	16,775
Twelve months or longer, Estimated fair value	552,791	764,528
Twelve months or longer, Unrealized loss and OTTI	117,507	65,329
Total Estimated fair value	4,965,756	1,600,791
Total Unrealized losses and OTTI	$ 320,381	82,104
Additional disclosure
Unrealized losses and OTTI over twelve months on securities (as a percent)	91.00%
Corporate debt securities | Non-investment grade
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Twelve months or longer, Unrealized loss and OTTI	$ 14,096
Perpetual debt investments
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Twelve months or longer, Unrealized loss and OTTI	10,222
Asset-backed securities
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	247,082	88,312
Less than twelve months, Unrealized loss and OTTI	4,372	849
Twelve months or longer, Estimated fair value	182,404	200,072
Twelve months or longer, Unrealized loss and OTTI	8,990	12,853
Total Estimated fair value	429,486	288,384
Total Unrealized losses and OTTI	$ 13,362	13,702
Additional disclosure
Unrealized losses and OTTI over twelve months on securities (as a percent)	7.00%
Residential mortgage-backed securities
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	$ 0	4,663
Less than twelve months, Unrealized loss and OTTI	0	11
Twelve months or longer, Estimated fair value	18,625	24,052
Twelve months or longer, Unrealized loss and OTTI	1,508	1,921
Total Estimated fair value	18,625	28,715
Total Unrealized losses and OTTI	1,508	1,932
Commercial mortgage-backed securities
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	429,175	35,015
Less than twelve months, Unrealized loss and OTTI	11,154	127
Twelve months or longer, Estimated fair value	44,498	57,333
Twelve months or longer, Unrealized loss and OTTI	375	972
Total Estimated fair value	473,673	92,348
Total Unrealized losses and OTTI	11,529	1,099
Collateralized debt obligations
Unrealized losses on fixed maturity and equity investments classified as available-for-sale
Less than twelve months, Estimated fair value	9,054	10,465
Less than twelve months, Unrealized loss and OTTI	58	209
Twelve months or longer, Estimated fair value	0	0
Twelve months or longer, Unrealized loss and OTTI	0	0
Total Estimated fair value	9,054	10,465
Total Unrealized losses and OTTI	$ 58	$ 209